Share Capital, Other Equity Instruments and Reserves	12 Months Ended
Dec. 31, 2020
Share capital [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
35	SHARE CAPITAL

	As at 31 December 2020		As at 31 December 2019
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2020, the Company’s share capital was as follows:

		As at 31 December 2020
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941
Including: domestic listed	1,500,000,000	1,500
overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.
(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Other equity instruments [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
36	OTHER EQUITY INSTRUMENTS

(a)	Basic information

	As at 31 December 2019 RMB million	Increase RMB million	Decrease RMB million	As at 31 December 2020 RMB million
Core Tier 2 Capital Securities	7,791	—	(7,791)	—

Total	7,791	—	(7,791)	—

The Company issued Core Tier 2 Capital Securities at par with the nominal value of USD1,280 million on 3 July 2015, and listed such securities on the Stock Exchange of Hong Kong Limited on 6 July 2015. The securities were issued in the specified denomination of USD200,000 and integral multiples of USD1,000 in excess thereof. After a deduction of the issue expense, the total amount of the proceeds raised from this issuance was USD1,274 million or RMB7,791 million. The issued capital securities have a term of 60 years, extendable upon expiry. Distributions shall be payable on the securities semi-annually and the Company has the option to redeem the securities at the end of the fifth year after issuance and on any distribution payment date thereafter. The initial distribution rate for the first five interest-bearing years is 4.00% and if the Company does not exercise this option, the rate of distribution will be reset based on the comparable US treasury yield plus a margin of 2.294% at the end of the fifth year and every five years thereafter. The Company has redeemed the securities at the end of the fifth year.

(b)	Equity attributable to equity holders

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Equity attributable to equity holders of the Company	450,051	403,764
Equity attributable to ordinary equity holders of the Company	450,051	395,973
Equity attributable to other equity instruments holders of the Company	—	7,791
Equity attributable to non-controlling interests	6,880	5,578
Equity attributable to ordinary equity holders of non-controlling interests	6,880	5,578

Refer to Note 32 for the information of distribution to other equity instruments holders of the Company for the year ended 31 December 2020.

Reserves [member]
Statement [line items]
Share Capital, Other Equity Instruments and Reserves
37	RESERVES

	Share premium RMB million	Other reserves RMB million	Unrealised gains/ (losses) from available- for-sale securities RMB million	Other comprehensive income reclassifiable to profit or loss under the equity method RMB million	Statutory reserve fund RMB million	Discretionary reserve fund RMB million (b)	General reserve RMB million	Exchange differences on translating foreign operations RMB million	Other comprehensive income non- reclassifiable to profit or loss under the equity method RMB million	Total RMB million
					(a)		(c)
As at 1 January 2018	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	—	145,675
Other comprehensive income for the year	—	—	(3,426)	770	—	—	—	586	—	(2,070)
Appropriation to reserves	—	—	—	—	1,275	3,218	1,392	—	—	5,885
Others	—	(197)	—	—	—	—	—	—	—	(197)

As at 31 December 2018	53,860	1,084	(5,412)	53	34,659	33,370	31,933	(254)	—	149,293

Effect of associates’ adoption of new accounting standards	—	—	—	16	—	—	—	—	—	16
As at 1 January 2019	53,860	1,084	(5,412)	69	34,659	33,370	31,933	(254)	—	149,309
Other comprehensive income for the year	—	—	34,006	687	—	—	—	230	(76)	34,847
Appropriation to reserves	—	—	—	—	5,857	1,275	5,955	—	—	13,087
Other comprehensive income to retained earnings	—	—	—	—	—	—	—	—	(86)	(86)
Others	—	64	—	—	—	—	—	—	—	64

As at 31 December 2019	53,860	1,148	28,594	756	40,516	34,645	37,888	(24)	(162)	197,221

As at 1 January 2020	53,860	1,148	28,594	756	40,516	34,645	37,888	(24)	(162)	197,221
Other comprehensive income for the year	—	—	25,674	646	—	—	—	(965)	344	25,699
Appropriation to reserves	—	—	—	—	5,009	5,857	5,159	—	—	16,025
Others	—	(1,055)	—	—	—	—	—	—	—	(1,055)

As at 31 December 2020	53,860	93	54,268	1,402	45,525	40,502	43,047	(989)	182	237,890

(a)
Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB5,009 million for the year ended 31 December 2020 (2019: RMB5,857 million, 2018: RMB1,275 million).

(b)
Approved at the Annual General Meeting in June 2020, the Company appropriated RMB5,857 million to the discretionary reserve fund for the year ended 31 December 2019 based on net profit under CAS (2019: RMB1,275 million, 2018: RMB3,218 million).

(c)
Pursuant to “
Financial Standards of Financial Enterprises - Implementation Guide
” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2020, the Company appropriated 10% of net profit under CAS which amounted to RMB5,009 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2019: RMB5,857 million, 2018: RMB1,275 million). In addition, pursuant to the CAS, the Group appropriated RMB150 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2019: RMB98 million, 2018: RMB117 million).

Under related PRC law, dividends may be paid only out of distributable profits. Any distributable profits that are not distributed in a given year are retained and available for distribution in the subsequent years.